May 01, 2018
Dreyfus High Yield Municipal Bond Fund
Dreyfus High Yield Municipal Bond Fund
May 1, 2018 DREYFUS MUNICIPAL FUNDS, INC. - DREYFUS HIGH YIELD MUNICIPAL BOND FUND (Class A, C, I, Y and Z Shares) Supplement to Current Summary Prospectus and Prospectus dated December 29, 2017

The following information supplements and supersedes any contrary information contained in the fund’s summary prospectus and prospectus.

As of May 1, 2018, the fund no longer assesses a redemption fee on redemptions or exchanges of fund shares.  The fund reserves the right to reimpose a redemption fee in the future, upon appropriate notice.